WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 35.6%
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.2%
AT&T Inc., Senior Notes	3.800%	2/15/27	$5,087,000	$5,747,264
AT&T Inc., Senior Notes	2.300%	6/1/27	12,330,000	12,940,440
AT&T Inc., Senior Notes	1.650%	2/1/28	17,520,000	17,594,535
AT&T Inc., Senior Notes	2.250%	2/1/32	7,070,000	7,096,088
AT&T Inc., Senior Notes	3.100%	2/1/43	17,540,000	17,203,254
AT&T Inc., Senior Notes	4.350%	6/15/45	3,210,000	3,607,687
AT&T Inc., Senior Notes	3.500%	9/15/53	11,000	10,686	(a)
AT&T Inc., Senior Notes	3.550%	9/15/55	10,431,842	10,160,179	(a)
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	249,458
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	3,362,361
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	2,552,000	2,820,088
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	7,671,000	8,558,589
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,612,781
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	7,236,941
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	2,185,339
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	11,700,986
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	2,048,578
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	5,765,833
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	38,438,000	48,851,630
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	2,910,999
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,606,000	7,888,714
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	4,636,657
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,144,000	7,047,216
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	852,995

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	1

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - continued
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	$11,586,000	$15,232,135
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,750,000	18,259,503

Total Diversified Telecommunication Services				226,580,936

Entertainment - 0.0%††
ViacomCBS Inc., Senior Notes	3.875%	4/1/24	322,000	351,088
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	53,313
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,980,440

Total Entertainment				3,384,841

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	1,740,000	1,736,704
Alphabet Inc., Senior Notes	0.800%	8/15/27	3,240,000	3,231,468
Alphabet Inc., Senior Notes	1.100%	8/15/30	3,810,000	3,802,010
Alphabet Inc., Senior Notes	2.050%	8/15/50	6,180,000	5,816,243
Tencent Holdings Ltd., Senior Notes	2.390%	6/3/30	3,000,000	3,055,744	(a)
Tencent Holdings Ltd., Senior Notes	3.240%	6/3/50	4,000,000	4,070,377	(b)

Total Interactive Media & Services				21,712,546

Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,874,000	28,789,714
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	1,041,561
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	7,154,457
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	25,297,000	30,362,470
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	2,545,558

See Notes to Schedule of Investments.

2	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	$170,000	$233,619
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	8,197,000	10,045,043
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	3,325,200
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,352,000	1,607,721
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	2,322,008
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,320,000	8,364,960
Comcast Corp., Senior Notes	3.100%	4/1/25	440,000	485,407
Comcast Corp., Senior Notes	3.950%	10/15/25	6,395,000	7,348,383
Comcast Corp., Senior Notes	3.150%	3/1/26	4,835,000	5,405,925
Comcast Corp., Senior Notes	3.300%	4/1/27	2,900,000	3,282,962
Comcast Corp., Senior Notes	4.150%	10/15/28	26,781,000	32,315,524
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	4,534,081
Comcast Corp., Senior Notes	4.250%	10/15/30	14,767,000	18,149,391
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	5,307,856
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	3,803,309
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	4,080,587
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,661,669
Comcast Corp., Senior Notes	3.750%	4/1/40	920,000	1,080,460
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	770,433
Comcast Corp., Senior Notes	4.000%	3/1/48	6,080,000	7,399,925
Comcast Corp., Senior Notes	4.700%	10/15/48	4,362,000	5,837,126
Comcast Corp., Senior Notes	3.450%	2/1/50	5,270,000	5,975,858
Fox Corp., Senior Notes	4.709%	1/25/29	685,000	822,516

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	3

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - continued
Fox Corp., Senior Notes	5.476%	1/25/39	$18,060,000	$24,217,913
Fox Corp., Senior Notes	5.576%	1/25/49	575,000	796,853
Prosus NV, Senior Notes	4.027%	8/3/50	7,500,000	7,691,345	(a)
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	2,436,000	2,445,544
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,191,000	1,586,887
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	571,656
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	1,335,177
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	6,322,393
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	21,876

Total Media				249,043,367

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	4,533,000	4,712,303
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	5,664,500	5,736,807	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,406,000	1,524,631	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	6,820,000	7,490,406	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	1,330,000	1,493,776	(a)
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	1,640,000	1,681,115	(a)(c)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	15,420,000	17,515,115	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	4,900,000	5,075,714	(a)(c)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	2,350,000	2,756,950	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	9,830,000	11,651,225

Total Wireless Telecommunication Services				59,638,042

TOTAL COMMUNICATION SERVICES				560,359,732

See Notes to Schedule of Investments.

4	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.1%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	$949,000	$960,738	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	8,014,000	8,179,289
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	847,357
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	5,062,078
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	841,424
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	1,097,000	1,098,775
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,155,000	1,187,720
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	1,032,080

Total Automobiles				19,209,461

Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	11,044,000	11,173,893
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,040,000	1,039,822
McDonald’s Corp., Senior Notes	3.300%	7/1/25	4,390,000	4,888,871
McDonald’s Corp., Senior Notes	1.450%	9/1/25	7,940,000	8,200,954
McDonald’s Corp., Senior Notes	3.700%	1/30/26	5,653,000	6,446,414
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,816,390
McDonald’s Corp., Senior Notes	3.500%	7/1/27	1,610,000	1,837,168
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,767,918
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	9,148,384
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	4,827,805
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	7,647,669
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	903,242
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,130,000	11,172,086
Sands China Ltd., Senior Notes	4.600%	8/8/23	5,208,000	5,565,321
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,559,000	8,270,264

Total Hotels, Restaurants & Leisure				85,706,201

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	1,682,000	1,760,263
Newell Brands Inc., Senior Notes	4.700%	4/1/26	179,000	190,891

Total Household Durables				1,951,154

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	8,220,000	8,331,933
Amazon.com Inc., Senior Notes	1.200%	6/3/27	10,090,000	10,246,171
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,161,000	7,033,380

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	5

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Internet & Direct Marketing Retail - continued
Amazon.com Inc., Senior Notes	1.500%	6/3/30	$9,500,000	$9,720,786
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	8,369,050
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	4,330,250
Amazon.com Inc., Senior Notes	4.050%	8/22/47	21,835,000	28,467,993
Amazon.com Inc., Senior Notes	2.500%	6/3/50	18,110,000	18,587,856
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	6,526,014
Prosus NV, Senior Notes	3.680%	1/21/30	6,950,000	7,515,419	(a)

Total Internet & Direct Marketing Retail				109,128,852

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	660,000	700,589

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	4,170,000	4,541,884
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	889,171
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	4,886,511
Home Depot Inc., Senior Notes	3.300%	4/15/40	4,870,000	5,556,450
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	1,014,178
Home Depot Inc., Senior Notes	3.350%	4/15/50	13,940,000	16,231,004
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	3,481,719
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	2,410,000	3,171,641
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	14,190,000	19,685,139
Target Corp., Senior Notes	2.250%	4/15/25	6,720,000	7,211,347
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	4,450,000	4,961,449
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,526,937

Total Specialty Retail				73,157,430

Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc., Senior Notes	2.400%	3/27/25	3,750,000	4,032,874
NIKE Inc., Senior Notes	2.750%	3/27/27	6,050,000	6,738,717
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	6,707,536
NIKE Inc., Senior Notes	3.250%	3/27/40	3,970,000	4,558,634
NIKE Inc., Senior Notes	3.375%	3/27/50	18,210,000	21,374,612

Total Textiles, Apparel & Luxury Goods				43,412,373

TOTAL CONSUMER DISCRETIONARY				333,266,060

CONSUMER STAPLES - 2.6%
Beverages - 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	13,236,000	14,854,987

See Notes to Schedule of Investments.

6	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - continued
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	$10,621,000	$13,136,491
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	4,254,000	4,818,242
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,460,000	1,693,912
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	21,245,000	25,963,452
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	3,510,000	4,003,183
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	12,251,918
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	19,720,000	23,759,047
Coca-Cola Co., Senior Notes	2.950%	3/25/25	2,910,000	3,201,570
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,930,000	4,511,976
Coca-Cola Co., Senior Notes	1.450%	6/1/27	7,250,000	7,470,008
Coca-Cola Co., Senior Notes	2.500%	6/1/40	4,010,000	4,221,055
Coca-Cola Co., Senior Notes	2.600%	6/1/50	10,080,000	10,173,678
Coca-Cola Co., Senior Notes	2.500%	3/15/51	3,260,000	3,267,143
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	2,463,000	2,561,148
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	367,000	381,656
PepsiCo Inc., Senior Notes	0.750%	5/1/23	7,700,000	7,783,258
PepsiCo Inc., Senior Notes	2.250%	3/19/25	760,000	814,922
PepsiCo Inc., Senior Notes	2.625%	3/19/27	760,000	835,718
PepsiCo Inc., Senior Notes	1.625%	5/1/30	6,320,000	6,506,882
PepsiCo Inc., Senior Notes	4.000%	3/5/42	430,000	541,768
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	2,449,965
PepsiCo Inc., Senior Notes	3.625%	3/19/50	1,070,000	1,303,322
PepsiCo Inc., Senior Notes	3.875%	3/19/60	1,700,000	2,153,586
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	5,588,000	5,865,963	(a)

Total Beverages				164,524,850

Food & Staples Retailing - 0.3%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	11,490,000	11,795,119
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	6,530,000	6,656,460
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	5,190,000	5,341,173
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	381,542	455,335

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	7

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - continued
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	$4,466,311	$5,080,230
Walmart Inc., Senior Notes	3.400%	6/26/23	2,430,000	2,627,328
Walmart Inc., Senior Notes	3.550%	6/26/25	2,070,000	2,346,764
Walmart Inc., Senior Notes	3.050%	7/8/26	7,308,000	8,214,195
Walmart Inc., Senior Notes	3.700%	6/26/28	9,233,000	10,932,235

Total Food & Staples Retailing				53,448,839

Food Products - 0.3%
Danone SA, Senior Notes	2.077%	11/2/21	4,218,000	4,284,315	(a)
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,855,442	(a)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	4,793,856	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	1,930,000	1,942,185
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,234,000	1,340,347
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,798,000	2,878,590
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	293,000	338,097
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	39,478
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,531,436	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	11,206,991	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	3,267,653	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	4,150,000	4,284,349	(a)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	2,180,000	2,263,757
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	10,308,181
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	600,000	600,917	(a)

Total Food Products				57,935,594

Household Products - 0.3%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	2,080,598
Procter & Gamble Co., Senior Notes	2.450%	3/25/25	2,991,000	3,242,739
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	1,200,000	1,348,843
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,986,953
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	4,450,000	5,431,203
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	31,117,000	39,649,176

Total Household Products				55,739,512

Tobacco - 0.8%
Altria Group Inc., Senior Notes	4.750%	5/5/21	2,902,000	2,975,316
Altria Group Inc., Senior Notes	3.490%	2/14/22	2,185,000	2,272,822
Altria Group Inc., Senior Notes	2.850%	8/9/22	1,657,000	1,726,547

See Notes to Schedule of Investments.

8	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - continued
Altria Group Inc., Senior Notes	3.800%	2/14/24	$2,418,000	$2,645,410
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,873,013
Altria Group Inc., Senior Notes	4.400%	2/14/26	17,347,000	20,062,249
Altria Group Inc., Senior Notes	4.800%	2/14/29	26,496,000	31,483,222
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,615,000	7,202,789
Altria Group Inc., Senior Notes	5.950%	2/14/49	19,034,000	25,575,855
Altria Group Inc., Senior Notes	4.450%	5/6/50	2,000,000	2,236,922
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,791,000	2,457,485
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	19,192,903
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,180,000	3,201,142
BAT Capital Corp., Senior Notes	4.540%	8/15/47	5,767,000	6,195,156
Cargill Inc., Senior Notes	1.375%	7/23/23	6,530,000	6,682,236	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,567,000	1,610,975
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,328,000	2,419,535
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	7,559,000	7,872,567
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,930,000	3,992,865
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	4,473,645
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,734,311
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	1,401,882
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,964,633

Total Tobacco				161,253,480

TOTAL CONSUMER STAPLES				492,902,275

ENERGY - 5.3%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	192,000	208,857
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	1,111,976

Total Energy Equipment & Services				1,320,833

Oil, Gas & Consumable Fuels - 5.3%
Apache Corp., Senior Notes	3.250%	4/15/22	930,000	919,398
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	85,211
Apache Corp., Senior Notes	5.100%	9/1/40	11,863,000	10,647,042
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	6,172,317
Apache Corp., Senior Notes	4.750%	4/15/43	18,342,000	16,358,771
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	15,467,760

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	9

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	$630,000	$666,680
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	6,511,000	7,003,300
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	1,400,000	1,535,995
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	6,672,000	7,461,042
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	9,725,763
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,410,000	10,820,638
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,972,782
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	18,680,000	18,067,911
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	2,000,000	1,854,784
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	143,000	148,031
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,916,000	1,999,480
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	896,000	990,028
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	1,119,000	1,247,098
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	11,690,000	12,877,245	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	19,770,000	22,369,010	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	7,640,000	7,925,624
Chevron Corp., Senior Notes	1.995%	5/11/27	2,750,000	2,913,142
Chevron Corp., Senior Notes	2.236%	5/11/30	1,140,000	1,212,280
Chevron Corp., Senior Notes	2.978%	5/11/40	6,870,000	7,444,053
Chevron Corp., Senior Notes	3.078%	5/11/50	8,710,000	9,356,759
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,872,000	2,011,499
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	8,869,000	8,945,916
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	12,940,000	13,406,980
CNOOC Finance 2014 ULC, Senior Notes	4.250%	4/30/24	6,394,000	7,064,542
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	9,932,000	10,925,051
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	7,218,000	8,466,299

See Notes to Schedule of Investments.

10	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Concho Resources Inc., Senior Notes	3.750%	10/1/27	$4,894,000	$5,289,592
Concho Resources Inc., Senior Notes	4.300%	8/15/28	18,303,000	20,257,371
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	467,661
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	573,000	796,204
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,950,000	1,861,919
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	2,679,725
Continental Resources Inc., Senior Notes	4.375%	1/15/28	14,655,000	12,721,126
Continental Resources Inc., Senior Notes	4.900%	6/1/44	3,770,000	2,847,613
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	3,110,837
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,080,000	9,197,106
Devon Energy Corp., Senior Notes	4.750%	5/15/42	4,500,000	4,192,608
Devon Energy Corp., Senior Notes	5.000%	6/15/45	8,640,000	8,223,570
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	2,685,000	2,722,232
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	1,760,000	1,827,901
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	2,732,000	2,655,658
Ecopetrol SA, Senior Notes	5.875%	5/28/45	42,105,000	45,947,081
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	3,716,101
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	7,020,000	7,068,378
Energy Transfer Operating LP, Senior Notes	4.750%	1/15/26	2,060,000	2,195,278
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	1,907,000	2,021,956
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	3,738,000	4,018,559
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	18,980,000	18,426,290
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	1,664,000	1,724,390
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	11,720,125
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	5,092,784
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	18,760,000	20,017,416

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	11

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	$430,000	$603,792
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	648,829
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,948,642
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	467,667
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	5,828,911
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	730,000	845,962
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	1,440,000	1,536,164
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	7,250,000	7,188,248
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	530,000	526,629
EOG Resources Inc., Senior Notes	4.150%	1/15/26	7,403,000	8,483,916
EOG Resources Inc., Senior Notes	4.375%	4/15/30	13,092,000	15,462,197
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,800,000	7,635,726
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,625,000	20,530,388
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,170,000	1,204,477
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	17,500,000	19,205,275
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	3,255,139
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,168,000	14,162,194
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,210,000	7,177,933
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	2,457,123
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	4,359,718
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,860,000	3,599,289
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	4,420,430
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	14,770,741	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	7,863,000	9,355,791	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	3,587,840	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	2,472,000	2,489,824

See Notes to Schedule of Investments.

12	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	$349,000	$372,563
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,985,614
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	150,027
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	782,365
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	896,376
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	639,046
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	162,695
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	2,028,654
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	18,800,000	21,433,820
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	4,270,000	5,083,292
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	1,116,865
MPLX LP, Senior Notes	4.000%	3/15/28	3,787,000	4,126,552
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,929,222
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	4,420,803
MPLX LP, Senior Notes	4.700%	4/15/48	7,377,000	7,509,904
MPLX LP, Senior Notes	5.500%	2/15/49	3,224,000	3,631,810
Noble Energy Inc., Senior Notes	3.850%	1/15/28	8,880,000	10,090,319
Noble Energy Inc., Senior Notes	5.250%	11/15/43	3,179,000	4,220,803
Noble Energy Inc., Senior Notes	5.050%	11/15/44	19,070,000	24,783,925
Noble Energy Inc., Senior Notes	4.950%	8/15/47	9,168,000	12,079,876
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,093,000	1,037,104
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	4,926,000	4,611,697
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	618,000	599,645
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	10,350,000	8,800,605
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	8,500,000	7,070,937
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	568,896

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	13

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	$2,550,000	$2,027,250
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	1,774,273
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	11,579,000	8,890,356
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	8,071,722
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	1,949,761
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	13,166,640
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	3,668,500
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,050,000	1,769,406
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,657,000	1,179,643
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	2,268,948
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	3,164,117
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	8,436,227	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,081,000	3,243,523
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,317,154
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	27,909,000	30,267,310	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	3,889,000	3,235,648
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,821,000	4,326,196
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,880,000	2,979,782
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	9,728,436
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	4,478,000	3,483,011
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	211,000	236,571	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	153,100	(a)
Shell International Finance BV, Senior Notes	1.875%	5/10/21	931,000	940,052
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	7,378,405

See Notes to Schedule of Investments.

14	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Shell International Finance BV, Senior Notes	2.375%	11/7/29	$8,300,000	$8,774,500
Shell International Finance BV, Senior Notes	2.750%	4/6/30	11,040,000	12,101,959
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,818,490
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	5,024,639
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	4,424,409
Shell International Finance BV, Senior Notes	3.250%	4/6/50	17,000,000	18,189,936
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	18,252,000	20,177,502	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	5,666,254
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	540,000	504,092
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,120,000	2,202,474	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	22,041,772
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	5,000,000	5,415,337	(a)
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	2,630,000	2,509,257
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.116%	1/13/23	1,700,000	1,581,529	(d)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	331,000	352,942
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	8,520,379
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,802,387
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	30,313
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	6,365,000	9,083,544
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,990,000	2,233,072

Total Oil, Gas & Consumable Fuels				981,858,990

TOTAL ENERGY				983,179,823

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	15

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 11.2%
Banks - 8.3%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	$1,352,000	$1,526,577	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	10/16/20	1,030,000	1,020,079	(d)(e)
Banco Santander SA, Senior Notes	3.848%	4/12/23	6,448,000	6,888,973
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,200,000	29,625,801
Banco Santander SA, Senior Notes	4.379%	4/12/28	236,000	267,998
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.386%	4/12/23	2,149,000	2,159,428	(d)
Bank of America Corp., Senior Notes	3.300%	1/11/23	4,594,000	4,879,169
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	5,463,832
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,476,065
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	5,123,586
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	12,744,026
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	51,980,000	52,455,361	(d)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,991,336	(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	15,760,000	16,810,218	(d)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,241,000	2,354,113	(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	15,406,000	17,165,549	(d)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	7,782,000	8,292,367	(d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,711,000	8,665,185	(d)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	3,717,000	4,534,600	(d)

See Notes to Schedule of Investments.

16	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	$5,000,000	$5,744,320	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	22,684,000	26,324,058	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	25,140,000	31,304,613	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	11,720,000	14,953,395	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	6,029,145
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	3,204,669
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,261,529
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	20,082,497
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	2,700,000	3,820,152
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	13,394,377
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,467,868	(d)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	7,265,312
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	5,270,000	5,362,984
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,206,000	3,373,521	(a)
Barclays PLC, Senior Notes	3.684%	1/10/23	11,060,000	11,406,775
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	4,899,000	5,736,353	(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	7,848,000	8,797,306	(d)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,463,000	2,674,755	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	9,276,462	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	9,129,919	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	17

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	$11,830,000	$12,702,690	(a)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	16,281,000	18,041,417	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	8,704,000	10,745,049	(a)(d)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	2,669,000	2,975,347	(a)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	5,093,136	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	7,130,000	7,197,001
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	13,260,900
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,081,000	5,369,149
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	9,229,948
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	2,216,593
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	7,430,000	7,618,271	(d)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	56,980,000	59,847,078	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	5,210,000	5,650,930	(d)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	18,054,000	20,146,195	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	18,048,000	20,806,474	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	10,761,942	(d)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	1,849,000	1,977,117
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	5,138,173
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	3,230,089
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,541,192
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	29,352,653
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	576,124
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	813,864
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	868,229
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,900,348

See Notes to Schedule of Investments.

18	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	$716,000	$900,006
Compass Bank, Subordinated Notes	3.875%	4/10/25	1,567,000	1,682,348
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	3,520,000	3,913,833
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	14,853,761
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	9,027,000	10,237,873
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	929,415
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	22,770,000	23,096,575	(a)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	6,057,032	(a)(d)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	4,110,670	(a)(d)
Credit Suisse AG, Senior Notes	1.000%	5/5/23	42,030,000	42,497,674
Danske Bank A/S, Senior Notes	5.000%	1/12/22	11,168,000	11,736,925	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,529,000	3,802,199	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,066,000	7,958,759	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	11,270,000	11,380,248	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	5,360,000	5,463,820	(a)(d)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	5,178,831	(a)(d)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	1,124,748
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	2,670,000	3,222,920
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	21,920,000	22,216,664	(d)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	18,950,000	19,670,626	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	19

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	$10,753,000	$11,627,755	(d)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	13,872,000	15,510,552	(d)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,051,000	8,902,915	(d)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	11,159,000	12,891,494	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	206,000	221,014
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	4,567,000	4,968,783
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	10,353,000	10,652,543	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,266,000	2,354,868	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	11,002,108	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	12,763,133	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	5,175,000	5,182,387
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	19,780,000	20,195,589	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	12,400,911	(d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	17,820,000	19,010,282	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,850,000	7,394,402	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	19,448,000	21,356,891	(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,687,000	6,742,651	(d)

See Notes to Schedule of Investments.

20	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	$17,191,000	$20,697,644	(d)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	6,000,000	7,339,500	(d)
JPMorgan Chase & Co., Senior Notes 3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	5,000,000	5,447,892	(d)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	6,738,014
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	11,333,052
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	5,765,530
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	11,599,653
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	11,284,000	11,524,771
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,970,000	8,091,530
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	9,636,000	10,013,611	(d)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	3,167,714
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	6,306,656	(d)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	13,433,000	14,489,676	(d)
Natwest Group PLC, Subordinated Notes	5.125%	5/28/24	2,893,000	3,175,798
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	4,720,000	4,842,784	(a)
Nordea Bank ABP, Senior Notes	1.000%	6/9/23	12,590,000	12,770,440	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	3,896,000	3,901,264
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	3,609,000	3,670,546
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	10,910,000	11,203,253
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,902,849

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	21

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	$1,791,000	$1,851,105
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	725,000	888,735	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	397,000	434,203	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	534,041	(a)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	4,648,000	4,741,913
Swedbank AB, Senior Notes	1.300%	6/2/23	8,590,000	8,760,597	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	5,006,000	5,110,053
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	13,370,000	13,465,878
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,887,780
US Bancorp, Senior Notes	1.450%	5/12/25	14,850,000	15,400,311
US Bank NA, Senior Notes	3.150%	4/26/21	3,546,000	3,595,969
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	11/2/20	20,653,000	20,673,240	(d)(e)
Wells Fargo & Co., Junior Subordinated Notes	5.950%	12/15/36	7,000	9,202
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	537,000	548,432
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	12,713,088
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	8,411,024
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	10,107,250
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	15,830,000	16,135,729	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	12,650,382	(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	16,240,000	17,468,090	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	12,440,000	15,133,960	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	82,290,000	113,218,054	(d)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,809,000	1,918,946
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	134,000	146,457

See Notes to Schedule of Investments.

22	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	$12,726,000	$14,598,458
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	570,874
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	2,083,377
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,854,896
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	5,701,424
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	19,232,662
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	16,391,387
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	4,352,000	4,366,846

Total Banks				1,541,913,927

Capital Markets - 2.1%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	4,018,288
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,584,545
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,945,570
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	7,005,638
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	2,086,534	(a)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	20,837,495	(a)(d)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	457,000	533,282
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	11/2/20	32,000	29,688	(d)(e)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	815,000	847,849
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	287,000	306,703
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	4,785,000	5,076,382
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	10,071,603
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	1,113,925
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,488,110
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	8,974,739

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	23

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - continued
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	$10,165,000	$11,257,968
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	6,999,769
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	8,209,730
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	7,066,000	9,324,756
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	13,433,000	13,759,381	(d)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	8,956,000	10,051,038	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	23,236,000	26,480,440	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	26,815,000	31,313,274	(d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	9,629,199
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	4,434,247
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	17,911,000	23,714,554
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	422,108	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/2/20	1,430,000	0	*(e)(f)(g)(h)(i)(j)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(g)(h)(i)(j)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(g)(h)(i)(j)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	18,980,000	19,907,804	(d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	22,720,000	24,251,215	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	23,970,000	27,608,514	(d)

See Notes to Schedule of Investments.

24	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - continued
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	$7,449,000	$8,513,383	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	4,534,000	5,425,026	(d)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	2,100,000	3,173,774	(d)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,161,828
UBS AG, Senior Notes	1.750%	4/21/22	9,270,000	9,441,700	(a)
UBS AG, Senior Notes	4.500%	6/26/48	179,000	249,744	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	29,878,482	(a)(d)(e)
UBS Group AG, Senior Notes	3.491%	5/23/23	12,018,000	12,540,004	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	3,115,798	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	15,923,000	18,495,099	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	1,240,000	1,286,824	(a)(d)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	9,299,000	10,335,280	(a)(d)

Total Capital Markets				397,901,290

Consumer Finance - 0.2%
American Express Co., Senior Notes	2.650%	12/2/22	10,000	10,479
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	22,031,271
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	7,375,317	(a)(d)

Total Consumer Finance				29,417,067

Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	6,334,000	6,455,470
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	421,000	434,084
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	7,236,000	7,243,743	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	25

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - continued
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.230%	12/21/65	$3,743,000	$2,046,654	(a)(d)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	5,760,000	5,865,418	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	3,810,000	3,930,932	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	869,000	880,311	(a)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	300,000	307,845	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	685,710	(a)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	9,616,384	(g)(h)

Total Diversified Financial Services				37,466,551

Insurance - 0.4%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	92	127	(a)(e)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.000%	2/12/23	2,289	2,292	(a)(d)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	5,081,000	5,611,584
American International Group Inc., Senior Notes	2.500%	6/30/25	3,830,000	4,096,462
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	9,590,375
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	400,000	385,820
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,039,000	1,040,477
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,320,026
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,774,767	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	20,670,000	20,896,989	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	6,365,000	7,935,472
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	15,660,000	15,839,100	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	5,130,000	5,184,395	(a)

See Notes to Schedule of Investments.

26	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - continued
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	$2,530,000	$2,579,991	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	139,084	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	4,429,821	(a)

Total Insurance				81,826,782

TOTAL FINANCIALS				2,088,525,617

HEALTH CARE - 3.3%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	3.450%	3/15/22	1,424,000	1,477,483	(a)
AbbVie Inc., Senior Notes	2.300%	11/21/22	22,140,000	22,918,442	(a)
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,490,000	1,626,842
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	27,637,317	(a)
AbbVie Inc., Senior Notes	3.800%	3/15/25	4,066,000	4,512,972	(a)
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,434,303
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	5,060,972	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	33,920,000	37,516,117	(a)
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	287,228	(a)
AbbVie Inc., Senior Notes	4.250%	11/21/49	13,269,000	15,835,949	(a)
Amgen Inc., Senior Notes	3.875%	11/15/21	1,632,286	1,679,939
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,604,689
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,930,094
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	898,740
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	5,184,431

Total Biotechnology				130,605,518

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	10,859,000	12,623,093
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	2,460,415
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	5,236,149
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	6,421,000	6,952,457
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	1,229,000	1,357,186
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,407,000	1,743,675

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	27

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - continued
Medtronic Inc., Senior Notes	3.500%	3/15/25	$1,350,000	$1,522,528
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	566,244

Total Health Care Equipment & Supplies				32,461,747

Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	761,000	802,539
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	2,250,486
Anthem Inc., Senior Notes	3.125%	5/15/22	1,827,000	1,906,301
Anthem Inc., Senior Notes	2.950%	12/1/22	3,627,000	3,815,670
Anthem Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,969,441
Anthem Inc., Senior Notes	3.650%	12/1/27	6,837,000	7,800,034
Cigna Corp., Senior Notes	3.400%	9/17/21	3,251,000	3,346,654
Cigna Corp., Senior Notes	3.750%	7/15/23	8,722,000	9,459,144
Cigna Corp., Senior Notes	4.125%	11/15/25	2,499,000	2,869,370
Cigna Corp., Senior Notes	4.375%	10/15/28	22,102,000	26,327,029
Cigna Corp., Senior Notes	4.800%	8/15/38	9,250,000	11,518,343
Cigna Corp., Senior Notes	4.900%	12/15/48	3,130,000	4,076,386
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	390,325
CVS Health Corp., Senior Notes	3.350%	3/9/21	1,179,000	1,194,501
CVS Health Corp., Senior Notes	2.750%	12/1/22	188,000	196,129
CVS Health Corp., Senior Notes	3.700%	3/9/23	4,850,000	5,198,977
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,586,000	1,793,385
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	5,188,018
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	3,118,171
CVS Health Corp., Senior Notes	4.300%	3/25/28	43,724,000	51,242,425
CVS Health Corp., Senior Notes	3.750%	4/1/30	10,970,000	12,548,023
CVS Health Corp., Senior Notes	4.780%	3/25/38	14,000,000	17,099,019
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	2,515,961
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	6,582,384
CVS Health Corp., Senior Notes	5.050%	3/25/48	11,548,000	14,787,677
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	4,903,746
Humana Inc., Senior Notes	3.150%	12/1/22	672,000	706,116
Humana Inc., Senior Notes	4.500%	4/1/25	1,180,000	1,356,138
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	4,261,914
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	13,307,310
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	972,488
Humana Inc., Senior Notes	4.950%	10/1/44	1,110,000	1,472,925
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	317,840
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,442,000	1,443,880
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	2,624,000	2,706,956

See Notes to Schedule of Investments.

28	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - continued
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	$950,000	$988,831
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	2,140,000	2,316,332
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	4,001,000	4,571,697
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	2,390,000	2,456,813
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	987,773
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	5,586,477
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	844,780
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	5,542,776
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	2,309,794
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	2,094,626
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	3,266,603
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	5,066,632
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,030,000	6,384,621
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	7,985,685
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	830,221

Total Health Care Providers & Services				280,679,366

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	2,722,000	2,770,816
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	5,293,000	5,493,417
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,200,000	1,273,671
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	537,000	592,044
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	15,977,000	17,319,291
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	4,765,000	5,438,708
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	7,299,000	8,243,366
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	23,036,000	26,870,782
Bristol-Myers Squibb Co., Senior Notes	5.250%	8/15/43	1,030,000	1,457,876
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	1,728,000	2,437,718
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,000,000	4,071,150
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	384,000	399,741
Johnson & Johnson, Senior Notes	0.550%	9/1/25	4,760,000	4,764,837
Johnson & Johnson, Senior Notes	0.950%	9/1/27	9,500,000	9,552,877
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	11,309,329
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	3,693,933
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	8,200,000	8,228,954
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	4,380,000	4,451,078
Pfizer Inc., Senior Notes	0.800%	5/28/25	9,780,000	9,860,498
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	7,820,341
Pfizer Inc., Senior Notes	1.700%	5/28/30	6,200,000	6,403,507

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	29

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - continued
Pfizer Inc., Senior Notes	2.550%	5/28/40	$5,380,000	$5,614,270
Pfizer Inc., Senior Notes	2.700%	5/28/50	24,195,000	25,401,677
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,848,246

Total Pharmaceuticals				175,318,127

TOTAL HEALTH CARE				619,064,758

INDUSTRIALS - 3.2%
Aerospace & Defense - 1.5%
Boeing Co., Senior Notes	4.875%	5/1/25	21,700,000	23,645,867
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,376,659
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,527,657
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,750,074
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	5,308,179
Boeing Co., Senior Notes	5.150%	5/1/30	18,760,000	21,141,923
Boeing Co., Senior Notes	3.250%	2/1/35	14,057,000	13,228,005
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	509,627
Boeing Co., Senior Notes	5.705%	5/1/40	8,710,000	10,312,437
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	4,254,495
Boeing Co., Senior Notes	5.805%	5/1/50	20,210,000	24,543,554
Boeing Co., Senior Notes	5.930%	5/1/60	6,510,000	8,098,899
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	858,469
General Dynamics Corp., Senior Notes	4.250%	4/1/50	22,700,000	29,837,797
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	5,623,000	6,397,016
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	700,814
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	7,093,000	7,390,471
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	9,609,000	10,461,240
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	3,334,642
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	54,073,140
Raytheon Co., Senior Notes	3.125%	10/15/20	1,146,000	1,147,183
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	2,960,000	3,200,600	(a)
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	5,920,000	6,735,012
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,912,970
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	6,230,000	6,606,038
Raytheon Technologies Corp., Senior Notes	5.400%	5/1/35	18,000	24,516
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	1,054,796

See Notes to Schedule of Investments.

30	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - continued
Raytheon Technologies Corp., Senior Notes	4.150%	5/15/45	$5,000,000	$6,016,948
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	12,100,000	12,981,230

Total Aerospace & Defense				271,430,258

Airlines - 0.2%
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	212,629	208,377
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	2,650,000	2,653,550
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	5,160,000	5,140,317
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	4,030,000	3,961,516
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,285,801
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	11,780,000	12,106,524	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,100,000	11,541,373	(a)

Total Airlines				36,897,458

Building Products - 0.2%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	1,960,000	2,017,779	(a)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	7,750,000	8,092,850	(a)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	890,000	932,484	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	8,500,000	8,912,881	(a)
Carrier Global Corp., Senior Notes	2.700%	2/15/31	3,120,000	3,259,157	(a)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	3,300,000	3,469,699	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	3,900,000	4,165,959	(a)

Total Building Products				30,850,809

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	2,606,000	2,696,855
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,682,466
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,881,892
Waste Management Inc., Senior Notes	4.600%	3/1/21	842,000	848,078
Waste Management Inc., Senior Notes	3.500%	5/15/24	958,000	1,049,325
Waste Management Inc., Senior Notes	4.150%	7/15/49	6,812,000	8,698,219

Total Commercial Services & Supplies				20,856,835

Electrical Equipment - 0.0%††
Eaton Corp., Senior Notes	2.750%	11/2/22	5,615,000	5,888,265
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	3,120,495

Total Electrical Equipment				9,008,760

Industrial Conglomerates - 0.6%
3M Co., Senior Notes	2.375%	8/26/29	16,008,000	17,327,138

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	31

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - continued
3M Co., Senior Notes	3.050%	4/15/30	$9,580,000	$10,965,396
3M Co., Senior Notes	3.700%	4/15/50	13,920,000	16,930,820
General Electric Co., Senior Notes	3.450%	5/1/27	1,390,000	1,473,834
General Electric Co., Senior Notes	3.625%	5/1/30	7,870,000	8,172,854
General Electric Co., Senior Notes	6.750%	3/15/32	788,000	992,165
General Electric Co., Senior Notes	5.875%	1/14/38	690,000	808,688
General Electric Co., Senior Notes	6.875%	1/10/39	30,683,000	39,504,791
General Electric Co., Senior Notes	4.250%	5/1/40	2,980,000	3,033,263
General Electric Co., Senior Notes	4.350%	5/1/50	3,830,000	3,918,060
Honeywell International Inc., Senior Notes	1.350%	6/1/25	4,670,000	4,820,285

Total Industrial Conglomerates				107,947,294

Machinery - 0.2%
Deere & Co., Senior Notes	3.100%	4/15/30	1,840,000	2,105,992
Deere & Co., Senior Notes	3.750%	4/15/50	18,940,000	23,871,756
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	3,119,255
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	3,120,000	3,323,523
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	9,110,000	9,806,793

Total Machinery				42,227,319

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,572,118
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,754,968
Union Pacific Corp., Senior Notes	3.950%	9/10/28	10,066,000	11,896,813
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,030,000	6,509,251
Union Pacific Corp., Senior Notes	3.839%	3/20/60	8,150,000	9,495,018
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	7,577,680

Total Road & Rail				42,805,848

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,736,298

Transportation Infrastructure - 0.2%
DP World PLC, Senior Notes	5.625%	9/25/48	28,679,000	32,837,455	(a)

TOTAL INDUSTRIALS				599,598,334

INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.0%††
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	2,283,590
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	1,881,000	2,561,620

Total Communications Equipment				4,845,210

See Notes to Schedule of Investments.

32	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Internet Software & Services - 0.2%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	$25,712,000	$28,346,619	(a)

IT Services - 0.5%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	16,559,000	17,952,020
Mastercard Inc., Senior Notes	3.375%	4/1/24	2,552,000	2,810,537
Mastercard Inc., Senior Notes	3.350%	3/26/30	5,000,000	5,877,017
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,360,000	19,721,836
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	5,680,000	5,805,575
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	5,950,000	6,172,053
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,250,000	3,445,773
Visa Inc., Senior Notes	2.200%	12/14/20	1,361,000	1,364,030
Visa Inc., Senior Notes	3.150%	12/14/25	6,117,000	6,851,896
Visa Inc., Senior Notes	4.300%	12/14/45	6,563,000	8,760,636
Visa Inc., Senior Notes	2.000%	8/15/50	9,170,000	8,472,042

Total IT Services				87,233,415

Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	18,860,000	19,483,549
Broadcom Inc., Senior Notes	2.250%	11/15/23	10,440,000	10,862,106
Broadcom Inc., Senior Notes	4.700%	4/15/25	15,520,000	17,653,510
Broadcom Inc., Senior Notes	3.150%	11/15/25	12,340,000	13,381,455
Broadcom Inc., Senior Notes	4.150%	11/15/30	5,000,000	5,628,246
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	967,419
Intel Corp., Senior Notes	4.600%	3/25/40	3,010,000	4,029,103
Intel Corp., Senior Notes	4.750%	3/25/50	25,875,000	35,823,337
Intel Corp., Senior Notes	4.950%	3/25/60	6,360,000	9,337,745
Micron Technology Inc., Senior Notes	2.497%	4/24/23	6,190,000	6,433,450
NVIDIA Corp., Senior Notes	2.850%	4/1/30	8,870,000	9,990,074
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	10,216,194
NVIDIA Corp., Senior Notes	3.500%	4/1/50	26,977,000	31,782,163
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	7,939,378
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	4,338,316	(a)
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	9,670
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	4,150,000	4,293,553
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,000,000	6,175,911
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	8,494,307
TSMC Global Ltd., Senior Notes	0.750%	9/28/25	4,940,000	4,899,134	(a)
TSMC Global Ltd., Senior Notes	1.000%	9/28/27	6,460,000	6,366,982	(a)

Total Semiconductors & Semiconductor Equipment				218,105,602

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	33

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 0.6%
Adobe Inc., Senior Notes	2.300%	2/1/30	$18,440,000	$19,878,728
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	7,524,015
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	2,118,012
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	9,694,504
Microsoft Corp., Senior Notes	2.400%	8/8/26	13,371,000	14,625,086
Microsoft Corp., Senior Notes	3.300%	2/6/27	24,180,000	27,666,523
Microsoft Corp., Senior Notes	3.450%	8/8/36	233,000	283,431
Microsoft Corp., Senior Notes	4.100%	2/6/37	29,000	37,735
Microsoft Corp., Senior Notes	3.700%	8/8/46	2,570,000	3,238,458
Microsoft Corp., Senior Notes	2.525%	6/1/50	5,016,000	5,278,668
Microsoft Corp., Senior Notes	3.950%	8/8/56	888,000	1,175,846
Microsoft Corp., Senior Notes	2.675%	6/1/60	187,000	198,726
salesforce.com Inc., Senior Notes	3.250%	4/11/23	4,424,000	4,740,868
salesforce.com Inc., Senior Notes	3.700%	4/11/28	17,872,000	21,114,607

Total Software				117,575,207

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	2.000%	11/13/20	3,869,000	3,877,135
Apple Inc., Senior Notes	1.125%	5/11/25	16,150,000	16,552,681
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	10,899,345
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	5,145,640
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	4,070,000	4,166,704	(a)

Total Technology Hardware, Storage & Peripherals				40,641,505

TOTAL INFORMATION TECHNOLOGY				496,747,558

MATERIALS - 1.6%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	17,321,000	18,219,527	(a)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	5,119,559	(a)

Total Chemicals				23,339,086

Metals & Mining - 1.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	9,707,305	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	6,161,553	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,443,558	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	13,750,000	14,416,864
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	8,857,000	9,608,718

See Notes to Schedule of Investments.

34	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - continued
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	$752,000	$1,064,926
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	12,165,982
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	395,000	408,299
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	11,070,366
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,365,000	15,730,562	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	16,500,000	17,502,953	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,227,000	4,489,773	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	157,000	162,626	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,884,000	3,095,046	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	13,020,000	14,123,943	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,437,000	7,038,868	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	3,445,000	3,766,246	(a)
Glencore Funding LLC, Senior Notes	2.500%	9/1/30	7,830,000	7,632,779	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	30,968,000	39,115,128
Southern Copper Corp., Senior Notes	5.875%	4/23/45	6,846,000	9,298,580
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	30,127,000	35,662,836
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	5,208,000	6,786,206
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	7,259,269

Total Metals & Mining				238,712,386

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	29,645,000	33,854,590

TOTAL MATERIALS				295,906,062

REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	4,125,375	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,452,119	(a)

TOTAL REAL ESTATE				5,577,494

UTILITIES - 0.9%
Electric Utilities - 0.9%
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	383,121

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	35

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - continued
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	$1,415,000	$1,530,983	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	9,618,000	10,361,568	(a)
Duke Energy Corp., Senior Notes	3.550%	9/15/21	779,000	796,311
Duke Energy Corp., Senior Notes	2.400%	8/15/22	7,657,000	7,920,260
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	4,401,381
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,638,127
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	3,824,000	4,060,385
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,756,268
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,102,000	16,628,161
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	25,020,000	35,122,940
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	1,970,000	2,376,934
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,057,000	8,420,319
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	10,340,000	10,354,958
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	3,160,000	3,062,348
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	4,000,000	3,817,884
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	830,000	765,999
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	1,940,000	1,760,057
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	4,743,000	5,127,468	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	7,821,886	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	16,014,000	18,427,310	(b)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	13,326,000	17,204,732	(a)
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,093,000	1,129,071

Total Electric Utilities				166,868,471

See Notes to Schedule of Investments.

36	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	$2,680,000	$3,093,120
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	2,304,916

Total Multi-Utilities				5,398,036

Total Utilities				172,266,507

TOTAL CORPORATE BONDS & NOTES (Cost - $6,233,784,985)				6,647,394,220

MORTGAGE-BACKED SECURITIES - 24.8%
FHLMC - 4.7%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/25-3/1/50	82,254,099	88,432,652
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-9/1/50	167,595,585	177,973,953
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/32	1,696,314	1,763,470
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	137,814	163,098
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-3/1/50	42,469,155	46,545,338
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45	3,218,566	3,620,045	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-5/1/50	131,173,824	140,237,451
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/47	4,928,792	5,191,598	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/48-3/1/50	36,414,129	39,946,827
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.286%)	2.446%	3/1/47	7,034,610	7,278,960	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-4/1/49	45,232,578	49,842,931
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-11/1/48	13,022,488	14,433,099
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	515,787	601,610
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	304,930	352,329
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	12,629,813	13,741,345

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	37

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	1/1/34	$21,070,434	$22,127,553	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,880,744	2,106,350
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	59,980,725	64,605,462
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	176,006	207,829
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-11/1/48	150,222,234	162,108,771
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/48	20,815,228	22,789,926	(c)

Total FHLMC				864,070,597

FNMA - 15.3%
Federal National Mortgage Association (FNMA)	5.000%	10/1/20-3/1/50	148,654,207	163,923,602
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	3,897,558	4,566,713
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	645,847	701,236
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	24,610	25,220
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	1,361,626	1,558,560
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	4,692,730	5,256,014
Federal National Mortgage Association (FNMA)	2.500%	6/1/28	5,639,237	5,929,244
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,222,920	2,560,513
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	1,791,118	2,060,036
Federal National Mortgage Association (FNMA)	2.790%	8/1/29	10,478,000	11,846,886
Federal National Mortgage Association (FNMA)	2.140%	4/1/30	1,402,000	1,515,697
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	8,976,849	9,770,575
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-9/1/57	339,254,010	372,321,640

See Notes to Schedule of Investments.

38	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	2.240%	10/1/31	$2,100,000	$2,284,862
Federal National Mortgage Association (FNMA)	2.400%	10/1/31	3,512,000	3,879,735
Federal National Mortgage Association (FNMA)	2.320%	2/1/32	2,100,000	2,281,942
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	772,748	896,630
Federal National Mortgage Association (FNMA)	1.850%	4/1/32	2,000,000	2,118,576
Federal National Mortgage Association (FNMA)	1.950%	4/1/32	1,600,000	1,695,010
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	2,200,000	2,473,289
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	3,409,712	3,873,917	(d)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	1,892,046	2,164,409
Federal National Mortgage Association (FNMA)	1.500%	10/1/35	73,500,000	75,211,173	(k)
Federal National Mortgage Association (FNMA)	2.000%	10/1/35-10/1/50	672,700,000	697,203,168	(k)
Federal National Mortgage Association (FNMA)	3.000%	10/1/35	8,900,000	9,340,828	(k)
Federal National Mortgage Association (FNMA)	3.000%	12/1/36-8/1/50	461,812,520	492,559,372
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	536,711,284	574,255,536
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	4,028,465	4,883,060	(c)
Federal National Mortgage Association (FNMA)	4.000%	7/1/42-6/1/57	299,867,627	329,537,006
Federal National Mortgage Association (FNMA)	4.000%	7/1/47-12/1/49	7,279,892	7,835,586	(c)
Federal National Mortgage Association (FNMA)	3.500%	4/1/48-8/1/49	3,912,089	4,209,412	(c)
Federal National Mortgage Association (FNMA)	4.500%	7/1/49-8/1/49	8,462,930	9,249,857	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	39

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	3.000%	10/1/49-9/1/50	$50,640,529	$53,763,119	(c)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.959%)	3.140%	11/1/35	333,464	344,794	(d)

Total FNMA				2,862,097,217

GNMA - 4.8%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	25,865	28,674
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	2,982,830	3,457,409
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	12,029	12,735
Government National Mortgage Association (GNMA)	6.000%	11/15/28-6/15/35	1,660,139	1,907,092
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	141,882	163,636
Government National Mortgage Association (GNMA)	5.000%	1/15/40	36,101	41,159
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	11,383,642	11,965,174
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	8,482,158	8,964,500
Government National Mortgage Association (GNMA)	4.000%	3/15/50	851,424	900,487
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	2,091,933	2,406,486
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	464,519	539,209
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-2/20/50	138,411,624	149,208,392
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	99,696,303	108,781,682
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	95,804,701	103,210,584
Government National Mortgage Association (GNMA) II	3.000%	3/20/45-1/20/50	56,220,509	59,137,558
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-4/20/47	4,556,189	4,794,351	(c)

See Notes to Schedule of Investments.

40	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - continued
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-4/20/50	$115,464,471	$124,104,198
Government National Mortgage Association (GNMA) II	2.000%	10/1/50	74,200,000	77,092,641	(k)
Government National Mortgage Association (GNMA) II	2.500%	10/1/50	69,200,000	72,678,921	(k)
Government National Mortgage Association (GNMA) II	3.000%	10/1/50	105,400,000	110,367,386	(k)
Government National Mortgage Association (GNMA) II	4.000%	10/1/50	19,200,000	20,401,125	(k)
Government National Mortgage Association (GNMA) II	4.500%	10/1/50	35,000,000	37,510,156	(k)

Total GNMA				897,673,555

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,521,551,062)				4,623,841,369

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.1%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA)	4.500%	3/1/50	3,715,545	4,035,338
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	27,693,926

Total U.S. Government Agencies				31,729,264

U.S. Government Obligations - 17.9%
U.S. Treasury Bonds	3.625%	2/15/44	70,500,000	103,238,437
U.S. Treasury Bonds	2.875%	8/15/45	103,400,000	136,168,914
U.S. Treasury Bonds	2.750%	8/15/47	83,502,000	108,653,716
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	86,368,875
U.S. Treasury Bonds	3.125%	5/15/48	115,130,000	160,507,410
U.S. Treasury Bonds	3.000%	2/15/49	14,520,000	19,904,311
U.S. Treasury Bonds	2.250%	8/15/49	257,740,000	307,485,833
U.S. Treasury Bonds	2.000%	2/15/50	83,730,000	95,020,467
U.S. Treasury Bonds	1.250%	5/15/50	488,490,000	464,523,459
U.S. Treasury Bonds	1.375%	8/15/50	242,240,000	237,792,624
U.S. Treasury Notes	0.125%	7/15/23	290,000	289,819
U.S. Treasury Notes	0.375%	4/30/25	470,000	472,855
U.S. Treasury Notes	0.250%	5/31/25	360,370,000	360,440,384
U.S. Treasury Notes	0.250%	6/30/25	75,170,000	75,149,445
U.S. Treasury Notes	0.250%	8/31/25	1,260,000	1,259,163
U.S. Treasury Notes	2.125%	5/31/26	44,780,000	49,268,496
U.S. Treasury Notes	1.875%	7/31/26	104,370,000	113,539,067
U.S. Treasury Notes	2.000%	11/15/26	30,410,000	33,395,169

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	41

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - continued
U.S. Treasury Notes	0.500%	4/30/27	$12,530,000	$12,592,650
U.S. Treasury Notes	0.500%	6/30/27	237,680,000	238,617,721
U.S. Treasury Notes	0.375%	7/31/27	340,030,000	338,382,980
U.S. Treasury Notes	0.500%	8/31/27	129,290,000	129,673,830
U.S. Treasury Notes	0.375%	9/30/27	35,050,000	34,839,152
U.S. Treasury Notes	0.625%	5/15/30	130,750,000	130,382,266
U.S. Treasury Notes	0.625%	8/15/30	104,130,000	103,617,485
U.S. Treasury Strip Principal, STRIPS	0.000%	11/15/21	2,212,000	2,208,604

Total U.S. Government Obligations				3,343,793,132

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,224,268,132)				3,375,522,396

COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 6.5%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.190%)	0.338%	7/25/46	676,139	594,325	(d)
APS Resecuritization Trust, 2015-3 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	1.211%	10/27/46	5,846,539	5,835,857	(a)(d)
Banc of America Funding Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	0.325%	2/27/37	5,301,877	5,194,768	(a)(d)
Bear Stearns ARM Trust, 2004-9 24A1	3.657%	11/25/34	870,584	835,279	(d)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	14,356,976	(d)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.402%	7/15/35	21,879,000	21,067,136	(a)(d)
BX Commercial Mortgage Trust, 2019- IMC A (1 mo. USD LIBOR + 1.000%)	1.152%	4/15/34	8,956,000	8,647,648	(a)(d)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.072%	10/15/36	7,755,763	7,772,011	(a)(d)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	4,753,242	(d)
CHL Mortgage Pass-Through Trust, 2005-9 2A1 (1 mo. USD LIBOR + 0.440%)	0.588%	5/25/35	277,765	214,074	(d)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.640%	4/25/35	30,259	24,357	(d)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	1.082%	11/15/36	5,821,000	5,641,419	(a)(d)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,944,863

See Notes to Schedule of Investments.

42	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	$8,956,000	$10,203,752
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,923,752	(d)
Citigroup Commercial Mortgage Trust, 2019-C7-A4	3.102%	12/15/72	17,000,000	19,307,980
Citigroup Commercial Mortgage Trust, 2019-SMRT A	4.149%	1/10/36	12,269,000	13,282,385	(a)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,057,000	4,272,762	(a)(d)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	448,000	484,063
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	394,000	397,608	(d)
Commercial Mortgage Trust, 2013-CR12 C	5.241%	10/10/46	188,000	184,582	(d)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	2,830,000	3,035,952	(a)(d)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.318%	3/10/47	16,202,361	511,530	(d)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	8,365,138	(d)
Commercial Mortgage Trust, 2017-PANW A	3.244%	10/10/29	9,771,000	10,346,970	(a)
Credit Suisse Mortgage Capital Trust, 2020-RPL3 A1	2.691%	3/25/60	15,230,000	15,267,603	(a)(d)
CSAIL Commercial Mortgage Trust, 2018-C14 A4	4.422%	11/15/51	14,929,000	18,003,018	(d)
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	13,433,000	15,756,063
CSMC Trust, 2015-12R 2A1	0.675%	11/30/37	8,679,764	8,658,242	(a)(d)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	11,610,286	12,089,869	(a)(d)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	51,831,077	54,065,172	(a)(d)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.132%	5/15/36	24,332,000	24,355,215	(a)(d)
CSMC Trust, 2019-NQM1 A1	2.656%	10/25/59	24,623,764	25,275,993	(a)
CSMC Trust, 2019-RPL9 A1	3.050%	10/27/59	40,901,804	41,198,824	(a)(d)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	37,270,000	38,465,633	(a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	0.598%	6/25/34	62,106	58,352	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	43

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	0.442%	4/15/36	$5,169,819	$4,461,776	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	12,219,543	12,646,448	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX	1.666%	8/27/28	10,000,000	1,099,454	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, 1517 X1, IO	1.331%	7/25/35	16,480,000	2,407,365	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.704%	3/25/29	25,027,926	1,090,910	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	20,194,761	1,440,076	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KW01 X1, IO	1.107%	1/25/26	16,671,961	691,436	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	7,982,626
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.638%	10/25/21	1,519,440	17,650	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.434%	12/25/26	271,599,033	4,939,870	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K072 X1, IO	0.494%	12/25/27	92,509,661	2,245,117	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	2,221,000	2,637,221
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K092 X1, IO	0.852%	4/25/29	17,886,689	974,900	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 X1, IO	1.082%	6/25/29	15,640,459	1,122,735	(d)

See Notes to Schedule of Investments.

44	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.372%	6/25/29	$10,114,000	$1,009,095	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K099 X1, IO	1.006%	9/25/29	8,187,559	565,655	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 X1, IO	0.949%	10/25/29	14,380,800	951,373	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K735 X1, IO	1.102%	5/25/26	15,282,133	734,942	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.437%	7/25/26	16,674,752	1,057,855	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.751%	10/25/26	34,960,737	1,182,858	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K108 X1, IO	1.810%	3/25/30	8,250,000	1,144,596	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K151 X1, IO	0.549%	4/25/30	18,698,436	557,126	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.204%	6/25/27	7,858,292	463,894	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,689,729	2,020,235
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 1345 A, PO	0.000%	7/15/22	6	6
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019-RR01 X, IO	1.534%	6/25/28	15,000,000	1,587,690	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	2,563,746	2,931,389
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	6.138%	11/15/36	415,596	98,414	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.278%	2/15/37	1,066,741	258,138	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	45

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.878%	9/15/37	$820,511	$185,310	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	6.078%	1/15/40	232,172	56,097	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	883,860	981,095
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.798%	10/15/41	828,780	147,786	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.338%	12/15/41	442,291	101,627	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.898%	8/15/39	759,071	162,719	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.848%	8/15/42	1,359,706	245,022	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	867,802	88,834
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.048%	5/15/39	471,215	23,240	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	2,952,366	294,455
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.098%	9/15/42	802,715	124,069	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	1,312,978	83,674
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	843,551	43,979
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.798%	2/15/44	1,643,348	294,489	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.848%	5/15/44	642,570	132,348	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	2.865%	4/15/41	858,719	54,636	(d)

See Notes to Schedule of Investments.

46	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	$10,236,738	$10,775,338
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	7,498,001	7,851,965
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	6,692,637	6,978,958
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	5,989,088	759,039
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	13,359,550	1,778,817
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	5,589,308	770,805
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	323,622	22,138
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.948%	8/15/44	434,349	91,796	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.848%	12/15/46	6,241,436	1,392,114	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	2.348%	2/25/24	579,488	580,209	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2B (1 mo. USD LIBOR + 3.450%)	3.598%	10/25/29	8,336,000	8,511,088	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA4 M1 (1 mo. USD LIBOR + 1.500%)	1.648%	8/25/50	17,330,000	17,425,918	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.398%	7/25/29	15,588,504	15,337,738	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2020-M10 X6, IO	1.497%	8/25/28	10,000,000	943,028	(d)
Federal National Mortgage Association (FNMA) ACES, 2012-M13 X2, IO	0.740%	5/25/22	64,232,422	456,590	(d)
Federal National Mortgage Association (FNMA) ACES, 2013-M1 X2, IO	0.633%	8/25/22	47,745,900	325,503	(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	47

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.547%	2/25/43	$760,066	$862,388	(d)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.101%	1/25/24	55,499,184	496,412	(d)
Federal National Mortgage Association (FNMA) ACES, 2015-M4, X2, IO	0.476%	7/25/22	22,058,381	109,476	(d)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.578%	12/25/24	118,579,003	1,979,896	(d)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,900,000	2,152,934	(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.228%	4/25/28	1,099,749	1,238,421	(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	4,521,779
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,648,000	5,594,206
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	8,418,000	9,704,972
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	9,466,061	11,024,722
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.945%	6/25/34	5,969,552	371,632	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.705%	6/25/29	9,960,850	422,450	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	635,816	705,904
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	5,598,867	6,077,527	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M27 A2	2.700%	11/25/40	2,000,000	2,285,635
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	8,555,075	9,182,331
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,652,209	1,763,245
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.564%	9/25/34	21,880,832	2,422,530	(d)
Federal National Mortgage Association (FNMA) REMIC, 1991-97 KA, IO	1,009.250%	8/25/21	4	18
Federal National Mortgage Association (FNMA) REMIC, 1992-96 B, PO, PAC	0.000%	5/25/22	2	2

See Notes to Schedule of Investments.

48	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal National Mortgage Association (FNMA) REMIC, 2006-115 EI, IO (-1.000 x 1 mo. USD LIBOR + 6.640%)	6.492%	12/25/36	$883,471	$221,373	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	9,950,213	1,353,577
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.332%	4/25/40	529,365	118,553	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	3,840,561	4,100,147
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	812,703	919,150
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.552%	10/25/26	384,916	46,412	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	92,113	101,106
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.352%	4/25/42	1,201,329	259,019	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	762,413	898,669
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	296,699	367,365
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.502%	2/25/41	178,735	13,637	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	57,662	55,157
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.502%	3/25/42	1,015,589	194,282	(d)
Federal National Mortgage Association
(FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	115,325	110,227
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.452%	7/25/42	275,606	61,834	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	414,522	25,100

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	49

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	12/25/42	$922,630	$173,124	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	12/25/42	599,794	115,069	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	1,460,806	1,780,207
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	3,617,390	4,188,423
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	1,218,183	146,479
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	1,148,125	40,766
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	1,770,485	229,267
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	6/25/43	2,184,482	480,245	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.802%	12/25/43	4,510,463	972,069	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	9/25/41	1,952,640	314,377	(d)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.874%	8/25/44	2,314,184	152,855	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	8/25/45	1,005,712	255,489	(d)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.952%	9/25/46	5,793,722	1,176,595	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.952%	10/25/57	12,334,424	2,807,236	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.052%	11/25/47	3,660,172	728,308	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,130,551	6,167,496

See Notes to Schedule of Investments.

50	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	$389,727	$73,726
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	314,323	57,921
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	113,015	18,919
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	59,640	7,986	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	55,367	7,886	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	76,856	11,057
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	1,224,898	67,721
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	1,562,419	86,638
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	1,417,149	126,703
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	1,547,326	210,898
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,117,834	157,031
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	652,439	98,691
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	14,800,004	15,058,715	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	1,534,922	(d)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	44,500,100	115,322	(a)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	4,865,522	4,983,912	(a)(d)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	0.322%	4/15/35	456,068	456,068	(a)(d)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.344%	3/20/39	7,527	24	(d)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.324%	4/20/40	111,098	23,220	(d)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	$2,292,336	$2,408,629
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	552,694	593,728
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	6.394%	6/20/40	1,731,414	451,360	(d)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.494%	1/20/40	155,755	13,535	(d)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	3,281,486	3,440,146
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.720%	3/20/60	1,496,879	1,501,821	(d)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.170%	5/20/60	691,670	701,187	(d)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.505%	8/20/58	514,812	514,227	(d)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.535%	12/20/60	953,418	952,851	(d)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.555%	12/20/60	1,623,708	1,623,644	(d)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.655%	1/20/61	1,171,723	1,174,608	(d)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.655%	12/20/60	1,342,601	1,346,125	(d)
Government National Mortgage Association (GNMA), 2011-H6 FA (1 mo. USD LIBOR + 0.450%)	0.605%	2/20/61	1,138,759	1,140,141	(d)

See Notes to Schedule of Investments.

52	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Government National Mortgage Association (GNMA), 2011-H8 FG (1 mo. USD LIBOR + 0.480%)	0.635%	3/20/61	$1,965,042	$1,968,644	(d)
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.655%	3/20/61	1,511,186	1,514,455	(d)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.909%	4/16/53	16,412,236	396,763	(d)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.894%	3/20/42	1,881,948	484,016	(d)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.221%	3/16/49	7,455,334	38,090	(d)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	652,562	19,930
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	153,135	8,814
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.948%	8/16/42	818,441	177,503	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.200%	2/16/53	10,127,646	103,066	(d)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.048%	10/16/42	826,985	194,464	(d)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.341%	5/16/54	10,198,756	141,603	(d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.189%	10/16/48	84,205,187	1,034,217	(d)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.468%	11/16/47	30,386,693	683,442	(d)
Government National Mortgage Association (GNMA), 2013-107 AD	2.695%	11/16/47	7,153,275	7,583,742	(d)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.145%	9/16/44	711,365	22,081	(d)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.253%	2/16/46	9,853,687	367,410	(d)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	1,547,330	22,875

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.998%	6/16/43	$678,477	$86,493	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	2.598%	6/16/48	609,393	637,739	(d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.128%	2/16/48	1,757,101	24,715	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.669%	9/16/55	6,823,933	302,178	(d)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.044%	8/20/44	6,671,424	1,544,264	(d)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	1,384,832	92,078
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	606,671	614,159
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.699%	8/16/54	21,067,535	745,900	(d)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.799%	4/16/55	26,979,918	1,114,656	(d)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	2,357,093	342,549
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	12,953,739	2,338,169
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.948%	10/16/46	2,183,505	609,077	(d)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.645%	8/16/58	14,485,694	731,260	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.742%	7/16/58	8,869,069	478,543	(d)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.729%	2/16/59	10,303,363	597,962	(d)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.661%	4/16/57	15,602,956	778,446	(d)
Government National Mortgage Association (GNMA), 2017-157 IO	0.567%	12/16/59	12,637,273	637,550	(d)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.636%	3/16/60	5,294,870	265,412	(d)

See Notes to Schedule of Investments.

54	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.661%	2/16/57	$13,843,300	$730,784	(d)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	1.956%	11/20/67	720,782	72,857	(d)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,938,996	3,100,181
Government National Mortgage Association (GNMA), 2018-119 IO, IO	0.675%	5/16/60	13,733,051	837,190	(d)
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	4,192,509	4,368,864
Government National Mortgage Association (GNMA), 2018-H6 PF (1 mo. USD LIBOR + 0.300%)	0.455%	2/20/68	6,495,411	6,479,010	(d)
Government National Mortgage Association (GNMA), 2018-H7 FD (1 mo. USD LIBOR + 0.300%)	0.455%	5/20/68	10,277,732	10,250,568	(d)
Government National Mortgage
Association (GNMA), 2018-H8 KF (1 mo. USD LIBOR + 0.300%)	0.455%	5/20/68	4,823,969	4,808,931	(d)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	12,580,324	13,265,903
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	6,236,909	6,504,741
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	4,881,982	5,160,328
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	11,740,592	1,981,174
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	3,814,029	665,552
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	4,092,421	561,540
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	12,576,180	1,742,483
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.306%	5/20/70	13,386,791	14,054,630	(d)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.406%	4/20/70	11,838,903	12,208,475	(d)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.656%	7/20/70	$3,883,021	$3,900,405	(d)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.606%	7/20/70	4,303,349	4,310,591	(d)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.606%	7/20/70	45,170,629	45,238,823	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	1.452%	9/15/31	26,400,000	21,272,909	(a)(d)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	2.652%	9/15/31	31,936,000	25,701,933	(a)(d)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	1,003,000	1,060,879	(d)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	11,763,287
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.370%)	0.526%	6/20/35	4,769,237	4,687,125	(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.177%	9/25/35	18,570	17,724	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.055%	1/15/47	439,000	470,100	(d)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.706%	9/15/47	1,379,000	1,241,904	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.859%	8/15/46	2,260,000	2,359,698	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	1,791,000	1,863,976
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.902%	5/15/28	2,451,692	2,421,233	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT A (1 mo. USD LIBOR + 1.150%)	1.302%	7/15/34	21,056,606	20,062,088	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT B (1 mo. USD LIBOR + 2.200%)	2.352%	7/15/34	9,816,858	8,907,377	(a)(d)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	24,949,774	25,711,391	(a)(d)

See Notes to Schedule of Investments.

56	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	$21,551,273	$22,187,878	(a)(d)
Legacy Mortgage Asset Trust, 2020-GS5 A1	3.250%	6/25/60	9,937,466	10,018,762	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	52,238	45,842	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.498%	5/25/35	419,742	232,165	(a)(d)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.370%)	0.518%	8/25/36	6,593,910	6,550,379	(d)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9 3A1	3.429%	12/25/35	21,232	17,600	(d)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1 1A	2.715%	2/25/36	37,821	36,929	(d)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	1.002%	11/15/34	2,134,024	2,035,014	(a)(d)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.552%	5/15/36	19,362,000	18,591,392	(a)(d)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.194%	3/15/52	42,050,466	3,050,677	(d)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.208%	7/25/35	466,823	444,958	(d)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	6,358,000	6,284,886	(a)(d)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3 A1	6.500%	2/25/35	152,405	153,118	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	15,583,000	15,486,488	(a)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	6,887,129	7,450,527	(a)(d)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	10,224,830	11,150,738	(a)(d)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	11,550,800	12,712,069	(a)(d)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	12,506,779	13,587,758	(a)(d)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	16,933,442	18,350,385	(a)(d)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	18,934,669	20,378,987	(a)(d)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
New Residential Mortgage Loan Trust, 2019-4A A1B	3.500%	12/25/58	$20,779,409	$22,238,156	(a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	64,980	45,265
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	1,089,841	1,106,964	(a)(d)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	0.207%	7/26/37	4,370,824	4,377,819	(a)(d)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	353,642	354,221	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	15,833,897	13,222,995	(a)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	1.939%	6/15/33	6,449,065	6,357,782	(a)(d)
SBALR Commercial Mortgage Trust, 2020-RR1 A3	2.825%	2/13/53	22,200,000	23,226,142	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	0.468%	10/25/35	241,149	230,829	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	2.790%	9/25/33	9,423	9,280	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4 4A1	3.029%	9/25/36	114,802	105,485	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	0.438%	12/25/45	37,523	36,940	(d)
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, 2004-RA1 2A	7.000%	3/25/34	2,532	2,698
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	2,345,265	2,315,517	(a)(d)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, IO	1.234%	5/15/48	33,094,889	1,299,593	(d)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	224,000	240,018	(d)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.190%	3/15/47	7,887,562	193,890	(d)

See Notes to Schedule of Investments.

58	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - continued
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	$4,621,000	$4,781,915	(d)
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.186%	8/15/47	25,791,672	803,160	(d)
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,611,000	2,691,639

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,205,483,450)				1,214,076,921

ASSET-BACKED SECURITIES - 5.5%
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	1.671%	5/1/26	709,717	709,352	(a)(d)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	1.841%	5/1/27	2,669,350	2,668,330	(a)(d)
AGL CLO 6 Ltd., 2020-6A A1 (3 mo. USD LIBOR + 1.950%)	2.201%	7/20/31	4,790,000	4,813,950	(a)(d)
AGL Core CLO 8 Ltd., 2020-8A A1 (3 mo. USD LIBOR + 1.500%)	1.734%	10/20/31	11,970,000	11,970,000	(a)(c)(d)
AIMCO CLO Series, 2017-AA A (3 mo. USD LIBOR + 1.260%)	1.532%	7/20/29	400,000	398,160	(a)(d)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	1.662%	1/19/33	7,750,000	7,754,015	(a)(d)
AMMC CLO 16 Ltd., 2015-16A AR (3 mo. USD LIBOR + 1.260%)	1.528%	4/14/29	2,450,000	2,445,144	(a)(d)
AMMC CLO XI Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	1.278%	4/30/31	1,543,000	1,527,363	(a)(d)
AMMC CLO XII Ltd., 2013-012A AR (3 mo. USD LIBOR + 1.200%)	1.443%	11/10/30	4,791,000	4,766,096	(a)(d)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.183%	7/25/32	254,181	253,692	(d)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	1.734%	4/24/29	7,099,468	7,079,604	(a)(d)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	11,221,000	10,459,389	(a)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	2.108%	4/22/31	4,478,000	4,472,331	(a)(d)
Ares XLIV CLO Ltd., 2017-44A A2 (3 mo. USD LIBOR + 1.350%)	1.625%	10/15/29	1,582,000	1,572,983	(a)(d)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	1.195%	4/15/30	8,060,000	7,960,258	(a)(d)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.110%)	0.258%	5/25/36	106,802	41,146	(d)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Atrium IX, 9A AR (3 mo. USD LIBOR + 1.240%)	1.496%	5/28/30	$1,000,000	$996,833	(a)(d)
Avery Point VII CLO Ltd., 2015-7A AR (3 mo. USD LIBOR + 1.140%)	1.415%	1/15/28	1,773,000	1,765,477	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	13,433,000	14,219,962	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	17,911,000	18,341,989	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A A	2.330%	8/20/26	30,670,000	31,681,671	(a)
Bain Capital Credit CLO, 2017-1A B (3 mo. USD LIBOR + 1.800%)	2.072%	7/20/30	250,000	244,943	(a)(d)
Bain Capital Credit CLO, 2020-1A A1 (3 mo. USD LIBOR + 1.190%)	2.457%	4/18/33	4,650,000	4,629,573	(a)(d)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	1.272%	4/20/31	5,373,000	5,299,245	(a)(d)
Ballyrock CLO Ltd., 2019-2A A1B (3 mo. USD LIBOR + 1.750%)	2.003%	11/20/30	1,500,000	1,502,550	(a)(d)
Bear Stearns Asset Backed Securities I Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	1.123%	12/25/34	4,396,697	4,308,012	(d)
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR (3 mo. USD LIBOR + 1.250%)	1.522%	1/20/29	6,269,000	6,262,850	(a)(d)(m)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.303%	11/20/28	1,700,000	1,693,356	(a)(d)
BlueMountain CLO Ltd., 2013-2A A1R (3 mo. USD LIBOR + 1.180%)	1.438%	10/22/30	248,092	247,472	(a)(d)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	1.596%	4/13/27	6,756,354	6,756,509	(a)(d)
BlueMountain CLO XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	1.355%	7/15/31	8,000,000	7,912,096	(a)(d)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	1.436%	11/23/25	1,596,938	1,595,368	(a)(d)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	2.725%	12/27/39	3,303,923	3,372,865	(d)
Canyon CLO Ltd., 2020-2A A (3 mo. USD LIBOR + 1.450%)	1.684%	10/15/31	16,950,000	16,950,000	(a)(c)(d)
Canyon CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.920%)	2.319%	7/15/28	4,250,000	4,271,250	(a)(d)

See Notes to Schedule of Investments.

60	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	1.243%	4/17/31	$4,486,360	$4,437,620	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.295%	7/27/31	16,300,770	16,081,248	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.247%	7/28/28	6,750,000	6,707,117	(a)(d)
CARLYLE US CLO Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.600%)	1.875%	10/15/31	4,050,000	4,014,963	(a)(d)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.972%	4/20/29	6,605,000	6,557,735	(a)(d)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	1.522%	7/20/30	1,000,000	999,998	(a)(d)
CBAM Ltd., 2017-2A B1 (3 mo. USD LIBOR + 1.750%)	2.023%	10/17/29	7,778,000	7,742,486	(a)(d)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	1.362%	10/20/28	1,791,000	1,781,807	(a)(d)
CERBERUS LOAN FUNDING XXVII LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	2.075%	1/15/32	1,950,000	1,935,309	(a)(d)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.084%	10/15/31	7,690,000	7,710,033	(a)(c)(d)
CIFC Funding Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.650%)	1.932%	8/24/32	4,500,000	4,507,047	(a)(d)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.281%	4/23/29	3,250,000	3,239,210	(a)(d)
Columbia Cent CLO 29 Ltd., 2020-29A A1N (3 mo. USD LIBOR + 1.700%)	1.919%	7/20/31	2,710,000	2,723,550	(a)(d)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	9,276,238	9,910,594	(a)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	0.488%	12/25/36	262,749	183,149	(a)(d)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	4.867%	2/3/29	4,823	3,911	(a)(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	34,937,183	36,223,423	(a)(d)
CSMC Trust, 2017-RPL1 M1	3.063%	7/25/57	22,223,700	21,470,783	(a)(d)
Cumberland Park CLO Ltd., 2015-2A CR (3 mo. USD LIBOR + 1.800%)	2.072%	7/20/28	1,750,000	1,705,100	(a)(d)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	1.525%	7/15/26	$1,470,036	$1,469,928	(a)(d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	9,977,590	10,268,475	(a)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	1.475%	7/15/30	8,351,000	8,312,402	(a)(d)
Dryden XXV Senior Loan Fund, 2012-25A ARR (3 mo. USD LIBOR + 0.900%)	1.175%	10/15/27	4,941,765	4,912,149	(a)(d)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.510%	11/25/69	6,000,000	6,009,198	(a)(d)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	2,232,069	2,478,387
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	340,000	372,563
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	24,438,359
Fortress Credit BSL VII Ltd., 2019-1A A2 (3 mo. USD LIBOR + 2.000%)	2.256%	7/23/32	6,717,000	6,562,099	(a)(d)
Fortress Credit Opportunities XIII CLO Ltd., 2020-13A A (3 mo. USD LIBOR + 2.250%)	2.518%	7/15/28	1,500,000	1,507,500	(a)(d)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	1.875%	10/15/30	10,971,000	10,828,015	(a)(d)
Golub Capital Partners CLO 36m Ltd., 2018-36A A (3 mo. USD LIBOR + 1.300%)	1.549%	2/5/31	2,250,000	2,194,180	(a)(d)
Golub Capital Partners CLO 45M Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	1.992%	10/20/31	10,568,000	10,520,000	(a)(d)
Golub Capital Partners CLO 47M Ltd., 2020-47A C1 (3 mo. USD LIBOR + 3.250%)	3.484%	5/5/32	1,250,000	1,238,813	(a)(d)
Golub Capital Partners CLO 47M Ltd. (3 mo. USD LIBOR + 2.500%)	2.778%	7/20/32	2,750,000	2,763,750	(a)(d)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.285%	4/15/31	6,680,000	6,605,030	(a)(d)
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	1.405%	1/27/31	16,929,969	16,811,832	(a)(d)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.532%	1/20/30	9,450,000	9,444,226	(a)(d)

See Notes to Schedule of Investments.

62	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
GSAA Home Equity Trust, 2005-9 2A4 (1 mo. USD LIBOR + 0.430%)	0.578%	8/25/35	$3,065,986	$3,082,346	(d)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.325%	7/25/27	2,115,440	2,107,714	(a)(d)
Halsey Point CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.622%	1/20/33	9,710,000	9,709,971	(a)(d)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3 (1 mo. USD LIBOR + 0.180%)	0.328%	2/25/36	608,539	606,687	(d)
ICG US CLO LLC, 2015-2RA A1 (3 mo. USD LIBOR + 1.370%)	1.641%	1/16/33	1,750,000	1,750,450	(a)(d)
Jackson Mill CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.830%)	1.105%	4/15/27	8,069,061	8,007,300	(a)(d)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	1.625%	7/15/26	14,385,000	14,259,678	(a)(d)
Jamestown CLO X Ltd., 2017-10A A1 (3 mo. USD LIBOR + 1.250%)	1.523%	7/17/29	1,515,000	1,511,263	(a)(d)
Jamestown CLO X Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	2.123%	7/17/29	5,821,000	5,790,370	(a)(d)
KKR CLO 14 Ltd., 14 BR (3 mo. USD LIBOR + 1.800%)	2.075%	7/15/31	600,000	591,511	(a)(d)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	1.522%	1/20/29	10,971,000	10,969,705	(a)(d)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	2.072%	1/20/29	4,621,000	4,589,771	(a)(d)
KKR CLO 20 Ltd., 20 A (3 mo. USD LIBOR + 1.130%)	1.401%	10/16/30	5,750,000	5,704,035	(a)(d)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	1.275%	4/15/31	4,787,000	4,703,965	(a)(d)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	1.351%	7/16/31	3,728,000	3,703,257	(a)(d)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.515%	7/15/27	3,589,000	3,588,993	(a)(d)
LCM XXIV Ltd., 24A A (3 mo. USD LIBOR + 1.310%)	1.582%	3/20/30	10,290,000	10,279,875	(a)(d)
Legacy Mortgage Asset Trust, 2019- GS5 A1	3.200%	5/25/59	28,622,089	28,936,874	(a)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	0.676%	1/21/31	$39,603	$39,127	(d)
Long Beach Mortgage Loan Trust, 2004-6 A3 (1 mo. USD LIBOR + 1.300%)	1.448%	11/25/34	356,246	357,212	(d)
Long Beach Mortgage Loan Trust, 2005-2 M4 (1 mo. USD LIBOR + 0.930%)	1.078%	4/25/35	208,085	208,411	(d)
Magnetite XIV-R Ltd., 2015-14RA A2	3.939%	10/18/31	7,100,000	7,065,842	(a)
Magnetite XVII Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	1.372%	7/20/31	4,478,000	4,444,545	(a)(d)
Magnetite XVIII Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.080%)	1.360%	11/15/28	4,917,000	4,892,071	(a)(d)
Marathon CLO XIII Ltd., 2019-1A A1BL (3 mo. USD LIBOR + 2.000%)	2.275%	4/15/32	4,702,000	4,714,695	(a)(d)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.875%	7/15/29	4,000,000	3,893,832	(a)(d)
Monroe Capital BSL CLO Ltd., 2015-1A BR (3 mo. USD LIBOR + 1.750%)	2.006%	5/22/27	1,724,000	1,711,054	(a)(d)
Morgan Stanley Resecuritization Trust, 2015-R7 1A	4.250%	2/26/29	2,455,019	2,526,131	(a)(d)
MP CLO VIII Ltd., 2015-2A AR (3 mo. USD LIBOR + 0.910%)	1.157%	10/28/27	1,501,420	1,491,889	(a)(d)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.872%	10/20/30	6,090,000	6,019,527	(a)(d)
Navient Private Education Loan Trust, 2014-AA A3 (1 mo. USD LIBOR + 1.600%)	1.752%	10/15/31	2,000,000	2,027,339	(a)(d)
Navient Private Education Refi Loan Trust, 2020-A A2A	2.460%	11/15/68	16,730,000	17,501,387	(a)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	28,990,000	29,815,885	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	4,350,000	4,359,792	(a)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.448%	3/25/66	8,956,000	9,049,526	(a)(d)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	0.360%	8/27/36	21,637,000	20,515,968	(d)
Newark BSL CLO 2 Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.270%)	1.515%	7/25/30	2,160,000	2,159,287	(a)(d)

See Notes to Schedule of Investments.

64	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Ocean Trails CLO, 2020-9A A2 (3 mo. USD LIBOR + 2.270%)	2.553%	10/15/29	$5,135,000	$5,160,675	(a)(d)
Ocean Trails CLO IV, 2013-4A AR (3 mo. USD LIBOR + 0.900%)	1.154%	8/13/25	37,446	37,424	(a)(d)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	23,730,000	23,703,731	(a)(d)
Ocean Trails CLO X, 2020-10A A1 (3 mo. USD LIBOR + 1.550%)	1.784%	10/15/31	10,245,000	10,245,000	(a)(c)(d)
Octagon Investment Partners 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	1.332%	1/20/31	10,810,000	10,735,670	(a)(d)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.605%	10/15/32	8,250,000	8,264,578	(a)(d)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.484%	10/19/32	7,800,000	7,809,750	(a)(c)(d)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.296%	5/23/31	5,330,000	5,286,241	(a)(d)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.620%	11/15/32	2,740,000	2,741,222	(a)(d)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	2.072%	4/20/32	14,280,000	14,177,184	(a)(d)
Parallel Ltd., 2020-1A A1 (3 mo. USD LIBOR + 1.825%)	1.983%	7/20/31	3,950,000	3,952,041	(a)(d)
RAAC Series Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.290%)	0.438%	5/25/46	8,696,195	8,654,180	(a)(d)
Recette CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.920%)	1.192%	10/20/27	4,708,106	4,704,325	(a)(d)
Regatta VI Funding Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.080%)	1.352%	7/20/28	9,785,000	9,745,009	(a)(d)
Romark CLO III Ltd., 2019-3A A1 (3 mo. USD LIBOR + 1.370%)	1.645%	7/15/32	4,380,000	4,380,902	(a)(d)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	5,307,568	5,678,952
Seneca Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.120%)	1.393%	7/17/26	449,905	449,805	(a)(d)
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	1.325%	7/15/28	9,027,692	8,986,480	(a)(d)
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	1.395%	7/15/30	891,122	883,773	(a)(d)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	65

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Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	0.395%	3/25/44	$24,877,116	$23,606,156	(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.152%	6/15/37	10,245,000	10,269,190	(a)(d)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	9,880,033	(a)
Sound Point CLO XX Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	1.345%	7/26/31	649,000	637,350	(a)(d)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	0.948%	2/25/34	4,056,441	4,018,534	(d)
Sudbury Mill CLO Ltd., 2013-1A A1R (3 mo. USD LIBOR + 1.150%)	1.423%	1/17/26	749,903	749,765	(a)(d)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,931,525	4,136,169	(a)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	1.231%	4/16/31	2,954,000	2,934,554	(a)(d)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	2.056%	1/23/28	2,776,000	2,740,820	(a)(d)
TCI-Flatiron CLO Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.220%)	1.493%	7/17/28	6,717,000	6,697,299	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.916%	10/13/29	5,426,000	5,349,309	(a)(d)
Tralee CLO III Ltd., 2014-3A AR (3 mo. USD LIBOR + 1.030%)	1.302%	10/20/27	3,208,528	3,193,819	(a)(d)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.972%	10/20/28	5,472,000	5,431,458	(a)(d)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.545%	10/25/32	11,322,000	11,318,343	(a)(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	3,698,010	3,942,041
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	3,915,303	4,290,451
Venture 37 CLO Ltd., 2019-37A A1N (3 mo. USD LIBOR + 1.390%)	1.665%	7/15/32	1,970,000	1,970,928	(a)(d)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	1.985%	6/7/30	7,075,000	7,026,473	(a)(d)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.425%	10/15/31	27,280,000	27,052,403	(a)(d)
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	1.462%	10/18/31	8,300,000	8,279,034	(a)(d)

See Notes to Schedule of Investments.

66	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Wellfleet CLO Ltd., 2020-2A A (3 mo. USD LIBOR + 1.850%)	2.054%	7/15/31	$2,260,000	$2,271,716	(a)(d)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	1.674%	7/24/32	4,979,000	4,985,503	(a)(d)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.992%	10/24/31	16,430,000	16,512,150	(a)(d)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.765%	7/15/32	13,234,400	12,921,181	(a)(d)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	468,695	468,695	(a)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	1.805%	10/15/28	6,914,383	6,914,439	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,019,139,754)				1,031,497,863

SOVEREIGN BONDS - 4.5%
Brazil - 0.0%††
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,170,000	6,242,775

Chile - 0.1%
Chile Government International Bond	3.860%	6/21/47	17,000,000	20,391,500

Colombia - 0.3%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	8,150,000	8,822,864
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	6,310,000	6,485,165
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	16,428,110
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	1,469,000	1,716,894
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	22,102,000	26,696,895

Total Colombia				60,149,928

India - 0.0%††
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	7,707,610	(a)

Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	1,066,000	1,093,620	(b)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,128,000	5,347,889	(b)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	251,000	261,763	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	67

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - continued
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	$304,000	$343,375	(b)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	816,000	941,163	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	21,057,000	23,733,804	(a)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	3,063,000	3,600,983	(b)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	7,451,000	9,402,367	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,705,000	3,413,421	(b)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	6,233,000	8,100,429	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	2,078,000	2,539,042	(a)
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	29,900,000	32,169,900

Total Indonesia				90,947,756

Israel - 0.2%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	20,680,000	22,924,814
Israel Government International Bond, Senior Notes	3.875%	7/3/50	4,660,000	5,615,300
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	16,087,500

Total Israel				44,627,614

Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	22,162,000	29,058,925	(a)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	23,583,000	26,589,832	(a)

Mexico - 0.5%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	4,347,000	4,729,992
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	9,547,000	10,304,173
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	125,579

See Notes to Schedule of Investments.

68	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - continued
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	$54,074,000	$59,199,945
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	13,344,000	14,425,998

Total Mexico				88,785,687

Panama - 0.5%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	3,017,596
Panama Government International Bond, Senior Notes	2.252%	9/29/32	8,570,000	8,655,700
Panama Government International Bond, Senior Notes	6.700%	1/26/36	10,747,000	15,642,850
Panama Government International Bond, Senior Notes	4.500%	5/15/47	19,262,000	24,160,230
Panama Government International Bond, Senior Notes	4.300%	4/29/53	28,960,000	35,736,930
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	4,904,250

Total Panama				92,117,556

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	10,000,000	10,837,500
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	16,569,000	25,111,231
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	17,088,000	27,286,033

Total Peru				63,234,764

Poland - 0.2%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	5,749,000	6,155,793
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	24,455,000	27,274,784

Total Poland				33,430,577

Qatar - 0.4%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	15,556,000	16,729,000	(b)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,220,000	1,344,640	(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	69

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Qatar - continued
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	$20,302,000	$23,778,515	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	29,046,000	39,204,112	(a)

Total Qatar				81,056,267

Russia - 0.3%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	42,800,000	57,318,274	(b)

Saudi Arabia - 0.0%††
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	2,928,000	3,062,820	(a)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond	2.500%	10/11/22	4,140,000	4,290,017	(b)
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	24,350,000	25,232,347	(a)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	4,000,000	4,184,040	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	46,010,000	49,377,978	(a)

Total United Arab Emirates				83,084,382

Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	22,174,000	26,421,984
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	16,884,000	22,781,497

Total Uruguay				49,203,481

TOTAL SOVEREIGN BONDS (Cost - $754,049,238)				837,009,748

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.3%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	30,220,992	46,435,360
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	14,564,699	22,689,086
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	30,257,116	43,192,261
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	49,326,559	63,026,436	(n)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	28,478,171	38,567,285
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	34,988,643	48,453,076	(n)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	204,068,856	285,917,923
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	61,788,218	73,241,092

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $504,983,661)				621,522,519

See Notes to Schedule of Investments.

70	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 2.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost - $448,705,419)			3,383,863	$455,840,185

	RATE	MATURITY DATE	FACE AMOUNT
MUNICIPAL BONDS - 0.0%††
Illinois - 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	$3,000	3,195

Missouri - 0.0%††
Missouri State HEFA Revenue, The Washington University, Taxable, Series A, Refunding	3.229%	5/15/50	5,970,000	6,761,682

Ohio - 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	134,000	225,526

TOTAL MUNICIPAL BONDS (Cost - $6,158,788)				6,990,403

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 10-Year Notes Futures, Call @ $139.50	10/23/20	336	336,000	126,000
U.S. Treasury 10-Year Notes Futures, Call @ $139.50	11/20/20	206	206,000	154,500
U.S. Treasury 10-Year Notes Futures, Put @ $139.50	10/23/20	408	408,000	140,250
U.S. Treasury 10-Year Notes Futures, Put @ $139.75	10/23/20	103	103,000	48,281
U.S. Treasury Long-Term Bonds Futures, Call @ $176.00	10/23/20	282	282,000	431,813
U.S. Treasury Long-Term Bonds Futures, Call @ $177.00	10/23/20	614	614,000	633,188

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	71

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - continued
U.S. Treasury Long-Term Bonds Futures, Call @ $177.50	10/23/20	360	$360,000	$298,125
U.S. Treasury Long-Term Bonds Futures, Call @ $178.00	10/23/20	51	51,000	33,469

TOTAL PURCHASED OPTIONS (Cost - $2,240,380)				1,865,626

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $17,920,364,869)				18,815,561,250

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.1%
U.S. GOVERNMENT AGENCIES - 0.1%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $11,508,619)	0.049%	10/28/20	11,510,000	11,509,568	(o)

			SHARES
MONEY MARKET FUNDS - 5.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $931,637,984)	0.020%		931,637,984	931,637,984	(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $943,146,603)				943,147,552

TOTAL INVESTMENTS - 105.8% (Cost - $18,863,511,472)				19,758,708,802
Liabilities in Excess of Other Assets - (5.8)%				(1,083,223,347)

TOTAL NET ASSETS - 100.0%				$18,675,485,455

See Notes to Schedule of Investments.

72	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2020

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on this security is currently in default as of September 30, 2020.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	The maturity principal is currently in default as of September 30, 2020.

(j)	Value is less than $1.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2020, the Fund held TBA securities with a total cost of $1,098,451,898.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2020, the total market value of investments in Affiliated Companies was $937,900,834 and the cost was $937,906,984 (Note 2).

(n)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(o)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	73

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
ETF	— Exchange-Traded Fund
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call	10/23/20	$139.75	231	$231,000	$(57,750)
U.S. Treasury 10-Year Notes Futures, Call	10/23/20	140.00	1,519	1,519,000	(237,344)
U.S. Treasury 10-Year Notes Futures, Put	10/23/20	138.50	300	300,000	(28,125)
U.S. Treasury 10-Year Notes Futures, Put	10/23/20	139.00	459	459,000	(86,063)
U.S. Treasury Long-Term Bonds Futures, Call	10/9/20	177.50	309	309,000	(140,016)
U.S. Treasury Long-Term Bonds Futures, Call	10/23/20	180.00	202	202,000	(50,500)
U.S. Treasury Long-Term Bonds Futures, Call	10/23/20	182.00	51	51,000	(4,781)
U.S. Treasury Long-Term Bonds Futures, Call	11/20/20	178.00	159	159,000	(285,703)
U.S. Treasury Long-Term Bonds Futures, Call	11/20/20	180.00	166	166,000	(184,156)
U.S. Treasury Long-Term Bonds Futures, Put	10/23/20	173.00	661	661,000	(247,875)
U.S. Treasury Long-Term Bonds Futures, Put	10/23/20	175.00	435	435,000	(373,828)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $3,659,479)					$(1,696,141)

See Notes to Schedule of Investments.

74	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	2,795	12/20	$617,411,788	$617,585,821	$174,033
U.S. Treasury 5-Year Notes	26,791	12/20	3,372,878,221	3,376,503,219	3,624,998
U.S. Treasury Ultra Long-Term Bonds	1,774	12/20	396,787,458	393,495,375	(3,292,083)

					506,948

Contracts to Sell:
90-Day EuroDollar	2,119	12/20	528,409,188	528,452,113	(42,925)
90-Day Eurodollar	7,749	3/21	1,930,499,652	1,933,472,362	(2,972,710)
90-Day Eurodollar	7,194	6/21	1,771,374,293	1,795,082,850	(23,708,557)
90-Day Eurodollar	9,788	12/21	2,426,164,870	2,441,861,300	(15,696,430)
U.S. Treasury 10-Year Notes	615	12/20	85,912,504	85,811,719	100,785
U.S. Treasury Long-Term Bonds	9,396	12/20	1,664,046,615	1,656,338,625	7,707,990
U.S. Treasury Ultra 10-Year Notes	1,168	12/20	187,250,093	186,788,756	461,337

					(34,150,510)

Net unrealized depreciation on open futures contracts					$(33,643,562)

At September 30, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$570,370,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(2,359)	$(213,694)
462,177,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	272,515	(174,977)
402,966,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(1,008,527)	1,763,141
370,133,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(1,242,432)	1,622,179

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	75

WESTERN ASSET CORE BOND FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$165,060,000	7/20/45	0.560% annually	Daily SOFR annually	$1,319,601	$9,041,753
	67,600,000	8/19/45	0.740% annually	Daily SOFR annually	—	1,831,024
	106,648,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	3,887,772	3,738,869
	151,723,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	1,838,824	2,796,285
	55,242,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	937,149	2,063,622
	27,994,000	3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	2,315,382
	27,979,000	3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	2,293,102
	30,424,000	7/13/50	0.885% semi-annually	3-Month LIBOR quarterly	(3,800)	1,986,793

Total	$2,438,316,000				$5,998,743	$29,063,479

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1), 4.420%, due 7/25/36	$326,765	7/25/36	4.420% monthly	$32,625	$18,730	$13,895	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.IG.34 Index	$3,444,274,000	6/20/25	1.000% quarterly	$23,748,269	$(4,205,333)	$27,953,602
MARKIT CDX.NA.IG.35 Index	109,410,000	12/20/25	1.000% quarterly	2,280,214	2,439,054	(158,840)

Total	$3,553,684,000			$26,028,483	$(1,766,279)	$27,794,762

See Notes to Schedule of Investments.

76	Western Asset Core Bond Fund 2020 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2020

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2020 Quarterly Report	77

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

78

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

79

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$2,078,909,233	$9,616,384	$2,088,525,617
Other Corporate Bonds & Notes	—	4,558,868,603	—	4,558,868,603
Mortgage-Backed Securities	—	4,623,841,369	—	4,623,841,369
U.S. Government & Agency Obligations	—	3,375,522,396	—	3,375,522,396
Collateralized Mortgage Obligations	—	1,214,076,921	—	1,214,076,921
Asset-Backed Securities	—	1,031,497,863	—	1,031,497,863
Sovereign Bonds	—	837,009,748	—	837,009,748
U.S. Treasury Inflation Protected Securities	—	621,522,519	—	621,522,519
Investments in Underlying Funds	$455,840,185	—	—	455,840,185
Municipal Bonds	—	6,990,403	—	6,990,403
Purchased Options	1,865,626	—	—	1,865,626

Total Long-Term Investments	457,705,811	18,348,239,055	9,616,384	18,815,561,250

Short-Term Investments†:
U.S. Government Agencies	—	11,509,568	—	11,509,568
Money Market Funds	931,637,984	—	—	931,637,984

Total Short-Term Investments	931,637,984	11,509,568	—	943,147,552

Total Investments	$1,389,343,795	$18,359,748,623	$9,616,384	$19,758,708,802

80

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$12,069,143	—	—	$12,069,143
Centrally Cleared Interest Rate Swaps	—	$29,452,150	—	29,452,150
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	—	$32,625	32,625
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	27,953,602	—	27,953,602

Total Other Financial Instruments	$12,069,143	$57,405,752	$32,625	$69,507,520

Total	$1,401,412,938	$18,417,154,375	$9,649,009	$19,828,216,322

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$1,696,141	—	—	$1,696,141
Futures Contracts	45,712,705	—	—	45,712,705
Centrally Cleared Interest Rate Swaps	—	$388,671	—	388,671
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	158,840	—	158,840

Total	$47,408,846	$547,511	—	$47,956,357

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the period ended

81

Notes to Schedule of Investments (unaudited) (cont’d)

September 30, 2020. The following transactions were effected in such companies for the period ended September 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	$6,275,282	—	—	—	—	—	$116,444	$(12,432)	$6,262,850
Western Asset Premier Institutional Government Reserves, Premium Shares	613,248,406	$6,418,316,805	6,418,316,805	$6,099,927,227	6,099,927,227	—	2,737,263	—	931,637,984

	$619,523,688	$6,418,316,805		$6,099,927,227		—	$2,853,707	$(12,432)	$937,900,834

82